Share Option and Restricted Share Unit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 23, 2010	Sep. 04, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards approved for grant					3,808,371
Increased number of shares available for future issuance				1,468,500
Share awards available for grant	1,078,548
Options vest increments per year	25.00%
Unexercised options expiration term	10 years
Weighted Average Grant Date Fair Value Of Share Options Granted	$ 9.42	$ 11.60	$ 9.82
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized	$ 14,953
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	2 years 7 months 6 days
Closing common share price	$ 31.46
Aggregate intrinsic value of all options exercisable and outstanding	4,812
Aggregate intrinsic value of all options exercised	$ 5,504
Weighted average contractual life of share options exercisable	5 years 6 months
Weighted average contractual life of share options outstanding	7 years 6 months
Granted in 2007, 2008 and 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment for the first year	15.00%
Employee's restricted stock units vest increment for the second year	15.00%
Employee's restricted stock units vest increment for the third year	20.00%
Employee's restricted stock units vest increment for the fourth year	25.00%
Employee's restricted stock units vest increment for the fifth year	25.00%
Granted in 2010, 2011 and 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment per year	25.00%